PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Solution Income Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 17.0%
1,885,211  Schwab U.S. TIPS
ETF
$ 50,806,437
9.8
272,148  Vanguard FTSE
Developed Markets
ETF
16,307,108
3.2
51,128  Vanguard FTSE
Emerging Markets ETF
2,770,115
0.5
182,990  Vanguard Long-Term
Treasury ETF
10,404,811
2.0
152,382  Vanguard Total
International Bond ETF
7,536,814
1.5
Total Exchange-Traded
Funds
(Cost $82,978,472)
87,825,285
17.0
MUTUAL FUNDS : 82.9%
Affiliated Investment Companies : 82.9%
2,913,178  Voya High Yield Bond
Fund - Class R6
20,508,775
4.0
15,710,300  Voya Intermediate
Bond Fund - Class R6
139,193,255
27.0
3,488,280  Voya Large Cap Value
Portfolio - Class R6
20,127,374
3.9
881,913  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
10,847,533
2.1
2,237,395  Voya Multi-Manager
International Equity
Fund - Class I
28,101,676
5.4
773,147  Voya Multi-Manager
Mid Cap Value Fund
- Class I
7,630,962
1.5
124,504  Voya Russell
TM
Large
Cap Growth Index
- Class I
10,638,895
2.1
4,321,892  Voya Short Duration
Bond Fund - Class R6
40,582,570
7.9
1,891,756  Voya U.S. Stock Index
Portfolio - Class I
39,386,351
7.6
4,968,367  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
46,404,544
9.0
1,896,615  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
50,943,074
9.9
226,942  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
2,589,411
0.5
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
114,421  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 10,510,686
2.0
Total Mutual Funds
(Cost $413,775,728)
427,465,106
82.9
Total Long-Term
Investments
(Cost $496,754,200)
515,290,391
99.9
Total Investments in
Securities
(Cost $496,754,200) $ 515,290,391 99.9
Assets in Excess of
Other Liabilities 762,082 0.1
Net Assets $ 516,052,473 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Solution Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 87,825,285 $ — $ — $ 87,825,285
Mutual Funds 427,465,106 — — 427,465,106
Total Investments, at fair value $ 515,290,391 $ — $ — $ 515,290,391
Other Financial Instruments+
Futures 153,194 — — 153,194
Total Assets $ 515,443,585 $ — $ — $ 515,443,585
Liabilities Table
Other Financial Instruments+
Futures $ (14,045) $ — $ — $ (14,045)
Total Liabilities $ (14,045) $ — $ — $ (14,045)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 18,404,098 $ 18,817,274 $ (16,933,844) $ 221,247 $ 20,508,775 $ 1,111,547 $ 52,811 $ —
Voya Intermediate Bond Fund -
Class R6
137,735,970 119,871,289 (124,727,504) 6,313,500 139,193,255 5,518,539 (1,000,722) —
Voya Large Cap Value Portfolio -
Class R6
20,022,461 20,647,669 (18,901,227) (1,641,529) 20,127,374 8,208 (6,298) 907,107
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
10,121,559 6,803,548 (8,572,771) 2,495,197 10,847,533 — 153,021 —
Voya Multi-Manager International
Equity Fund - Class I
33,359,671 21,160,455 (31,128,660) 4,710,210 28,101,676 — 395,933 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
8,356,842 7,543,674 (8,748,393) 478,839 7,630,962 — (122,274) —
Voya Russell
TM
Large Cap Growth
Index - Class I
10,911,183 16,532,056 (14,920,291) (1,884,053) 10,638,895 29,548 2,201,563 470,298
Voya Short Duration Bond Fund -
Class R6
32,809,193 43,540,984 (36,077,820) 310,213 40,582,570 1,529,277 (98,839) —
Voya Small Company Fund - Class
R6
2,676,000 2,163 (2,489,990) (188,173) — — — —
Voya U.S. Stock Index Portfolio -
Class I
49,390,897 38,076,100 (45,298,105) (2,782,541) 39,386,351 21,505 238,391 1,192,159
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
42,061,919 45,944,577 (43,294,711) 1,692,759 46,404,544 1,732,522 (862,560) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
52,407,340 47,824,466 (47,239,067) (2,049,665) 50,943,074 273,370 (182,740) 2,048,222
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
8,379,369 3,297,173 (8,760,702) (326,429) 2,589,411 — 73,614 —

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Solution Income Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 10,714,009 $ 9,335,663 $ (8,294,785) $ (1,244,201) $ 10,510,686 $ — $ 246,658 $ 555,508
$ 437,350,511 $ 399,397,091 $ (415,387,870) $ 6,105,374 $ 427,465,106 $ 10,224,516 $ 1,088,558 $ 5,173,294
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2025, the following futures contracts were outstanding for Voya Solution Income Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond 45 12/19/25 $ 5,402,813 $ 153,194
$ 5,402,813 $ 153,194
Short Contracts:
U.S. Treasury 10-Year Note (47) 12/19/25 (5,287,500) (14,045)
$ (5,287,500) $ (14,045)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 22,085,127
Gross Unrealized Depreciation (3,548,936)
Net Unrealized Appreciation $ 18,536,191